CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2022	$ 26,286	$ 4,096	$ (1,898)	$ (845)	$ 6,817	$ 4	$ 17	$ 1	$ 760	$ 571	$ 592	$ 2,561	$ 14,755	$ 59	$ 2,892
Net income (loss)	328	(54)	(54)						20	13	14	(34)	352	55	(38)
Other comprehensive income (loss)	888	116		103			13			13		73	602	2	82
Equity issuance	630	389	389									241
Capital contributions	1,581												1,581
Disposal	(414)		14		(14)								(414)
Distributions or dividends declared	(946)	(189)	(189)						(20)	(13)	(14)	(119)	(401)	(57)	(133)
Distribution reinvestment plan	4	4	4
Ownership changes		21	113	16	(107)		(1)					(21)
Other	155	(64)	(259)	(20)	213	1	1					(15)	129		105
Change in period	2,226	223	18	99	92	1	13	0	0	13	0	125	1,849	0	16
Ending balance at Jun. 30, 2023	28,512	4,319	(1,880)	(746)	6,909	5	30	1	760	584	592	2,686	16,604	59	2,908
Beginning balance at Mar. 31, 2023	26,912	4,033	(2,008)	(796)	6,801	5	30	1	760	573	592	2,522	15,526	58	2,848
Net income (loss)	151	(28)	(28)						10	6	7	(18)	167	27	(20)
Other comprehensive income (loss)	607	69		65	4	(1)	1			11		44	433	1	49
Equity issuance	630	389	389						0			241
Capital contributions	587												587
Disposal	(26)												(26)
Distributions or dividends declared	(514)	(92)	(92)						(10)	(6)	(7)	(61)	(243)	(29)	(66)
Distribution reinvestment plan	2	2	2
Ownership changes	0	21	113	16	(107)		(1)					(21)
Other	163	(75)	(256)	(31)	211	1						(21)	160	2	97
Change in period	1,600	286	128	50	108	0	0	0	0	11	0	164	1,078	1	60
Ending balance at Jun. 30, 2023	28,512	4,319	(1,880)	(746)	6,909	5	30	1	760	584	592	2,686	16,604	59	2,908
Beginning balance at Dec. 31, 2023	29,979	3,963	(2,118)	(701)	6,743	2	36	1	760	583	592	2,479	18,863	55	2,684
Net income (loss)	(158)	(146)	(146)						20	13	17	(92)	66	63	(99)
Other comprehensive income (loss)	(1,224)	(164)		(115)	(22)		(27)			(18)		(103)	(826)	(2)	(111)
Equity issuance	146										146
Equity repurchased for cancellation (Note 11)	(52)	(52)	(52)
Capital contributions	511												511
Return of capital	(167)												(167)
Redemption of Preferred LP Units	(131)								(131)
Disposal	(35)		3		(3)								(35)
Distributions or dividends declared	(940)	(204)	(204)						(20)	(13)	(17)	(129)	(351)	(67)	(139)
Distribution reinvestment plan	4	4	4
Other	48	14	26	3	(14)	0	(1)		5			(3)	38	(1)	(5)
Change in period	(1,998)	(548)	(369)	(112)	(39)	0	(28)	0	(126)	(18)	146	(327)	(764)	(7)	(354)
Ending balance at Jun. 30, 2024	27,981	3,415	(2,487)	(813)	6,704	2	8	1	634	565	738	2,152	18,099	48	2,330
Beginning balance at Mar. 31, 2024	29,373	3,719	(2,305)	(735)	6,736	2	20	1	760	570	738	2,336	18,669	52	2,529
Net income (loss)	(88)	(79)	(79)						9	6	10	(51)	41	30	(54)
Other comprehensive income (loss)	(787)	(109)		(80)	(17)	0	(12)			(5)		(69)	(529)	(1)	(74)
Equity issuance	0
Equity repurchased for cancellation (Note 11)	(24)	(24)	(24)
Capital contributions	344												344
Return of capital	(151)												(151)
Redemption of Preferred LP Units	(131)								(131)
Disposal	(35)		3		(3)								(35)
Distributions or dividends declared	(536)	(101)	(101)						(9)	(6)	(10)	(64)	(244)	(33)	(69)
Distribution reinvestment plan	2	2	2
Other	14	7	17	2	(12)	0			5			0	4		(2)
Change in period	(1,392)	(304)	(182)	(78)	(32)	0	(12)	0	(126)	(5)	0	(184)	(570)	(4)	(199)
Ending balance at Jun. 30, 2024	$ 27,981	$ 3,415	$ (2,487)	$ (813)	$ 6,704	$ 2	$ 8	$ 1	$ 634	$ 565	$ 738	$ 2,152	$ 18,099	$ 48	$ 2,330